SUBSEQUENT EVENTS (Details) - IDR (Rp) Rp in Billions	Mar. 25, 2019	Mar. 06, 2019	Feb. 18, 2019	Jan. 25, 2019	Jan. 14, 2019
Major business combination | PST
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest acquired		95.00%
Shares acquired		2,565,000
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents		Rp 5.0
Trade receivables		121.0
Property and equipment (Note 9)		1,107.0
Other assets		113.0
Current liabilities		(129.0)
Non-current liabilities		(378.0)
Other liabilities		(104.0)
Fair value of identifiable net assets acquired		735.0
Fair value of non controlling interest		(37.0)
Provisional goodwill		415.0
Fair value consideration transferred		Rp 1,113.0
Transfers of right over shares to Dayamitra from Mrs. Rahina Dewayani | PST
Disclosure of non-adjusting events after reporting period [line items]
Shares acquired		2,559,000
Transfers of right over shares to Dayamitra from Mrs. Rahayu | PST
Disclosure of non-adjusting events after reporting period [line items]
Shares acquired		6,000
Telkomsel | Repayment of Borrowings | BNI
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid					Rp 1,000.0
Telkomsel | Repayment of Borrowings | MUFG Bank, Ltd. ("MUFG Bank")
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid				Rp 750.0
Telkomsel | Refund of Taxes
Disclosure of non-adjusting events after reporting period [line items]
Refund tax received	Rp 290.6		Rp 290.6